JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments and affiliates (Details) - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
JOINT VENTURES AND ASSOCIATES
As of the beginning of the year		$ 37,836,144	$ 29,378,923	$ 23,103,963
Monetary contributions				101,883
Non-monetary contributions			3,000	2,931,699
Revaluation of property, plant and equipment	[1]	(184,630)	(586,268)	(413,618)
Share-based incentives		3,825	50,315
Loss of participation Indrasa Biotecnologa S.A.		(133,079)
Foreign currency translation		(46,901)	7,845,756	2,657,567
Share of profit or loss		1,198,628	1,144,418	997,429
As of the end of the year		$ 38,673,987	$ 37,836,144	$ 29,378,923

[1]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was $99,415 for the year ended June 30, 2023, $315,683 for the year ended June 30, 2022 and ($222,717) for the year ended June 30, 2021.